UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

T. Rowe Price Health Sciences Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHSX Health Sciences Fund –
.
THISX Health Sciences Fund–
.
I Class

T. ROWE PRICE Health Sciences Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Health Sciences Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Health Sciences Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Health Sciences Fund
Portfolio Summary

INDUSTRY DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Biotechnology 26.8% 30.5%
Services 23.6 21.4
Products and Devices 14.7 18.0
Pharmaceuticals 18.0 17.1
Life Sciences 15.9 12.1
Consumer Nondurables 0.2 0.4
Other and Reserves 0.8 0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Health Sciences Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
UnitedHealth Group 7.1%
Eli Lilly 6.1
Thermo Fisher Scientific 4.5
Merck 4.0
Intuitive Surgical 3.9
Regeneron Pharmaceuticals 3.4
AstraZeneca 3.2
Elevance Health 2.9
Vertex Pharmaceuticals 2.9
Stryker 2.8
Danaher 1.9
Argenx 1.8
Penumbra 1.8
Humana 1.7
Apellis Pharmaceuticals 1.7
Alnylam Pharmaceuticals 1.6
Becton Dickinson & Company 1.5
Molina Healthcare 1.4
Agilent Technologies 1.4
Cigna Group 1.2
HCA Healthcare 1.1
Karuna Therapeutics 1.0
Shockwave Medical 0.9
West Pharmaceutical Services 0.9
Exact Sciences 0.9
Total 61.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Health Sciences Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Health Sciences Fund

HEALTH SCIENCES FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,010.60 $3.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.83   4.01
I Class
Actual   1,000.00   1,011.20   3.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.47   3.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.80%, and
the
2
I Class was 0.67%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 89.82 $ 104.08 $ 98.85 $ 81.43 $ 67.01 $ 70.35
Investment activities
Net investment
income (loss)
(1)(2)
(0.02) (0.09) (0.22) (0.04) —
(3)
0.04
Net realized and
unrealized gain/loss 0.97 (12.58) 13.21 24.54 19.45 1.02
Total from
investment activities 0.95 (12.67) 12.99 24.50 19.45 1.06
Distributions
Net investment
income — — — — (0.05) —
Net realized gain — (1.59) (7.76) (7.08) (4.98) (4.40)
Total distributions — (1.59) (7.76) (7.08) (5.03) (4.40)
NET ASSET VALUE
End of period $ 90.77 $ 89.82 $ 104.08 $ 98.85 $ 81.43 $ 67.01

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
1.06% (12.19)% 13.27% 30.12% 29.11% 1.23%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.80%
(5)
0.80% 0.75% 0.76% 0.76% 0.77%
Net expenses after
waivers/payments
by Price Associates 0.80%
(5)
0.80% 0.75% 0.76% 0.76% 0.77%
Net investment
income (loss) (0.05)%
(5)
(0.10)% (0.21)% (0.05)% 0.00% 0.05%
Portfolio turnover rate 26.0% 28.8% 33.8% 41.7% 38.8% 43.0%
Net assets, end of
period (in millions) $9,808 $10,235 $17,213 $15,753 $12,649 $10,666
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 89.91 $ 104.05 $ 98.87 $ 81.42 $ 67.00 $ 70.34
Investment activities
Net investment
income (loss)
(1)(2)
0.03 0.05 (0.11) 0.05 0.08 0.14
Net realized and
unrealized gain/loss 0.98 (12.60) 13.22 24.57 19.46 1.01
Total from
investment activities 1.01 (12.55) 13.11 24.62 19.54 1.15
Distributions
Net investment
income — — — — (0.14) —
Net realized gain — (1.59) (7.93) (7.17) (4.98) (4.49)
Total distributions — (1.59) (7.93) (7.17) (5.12) (4.49)
NET ASSET VALUE
End of period $ 90.92 $ 89.91 $ 104.05 $ 98.87 $ 81.42 $ 67.00

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
1.12% (12.08)% 13.40% 30.27% 29.25% 1.35%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.67%
(4)
0.67% 0.65% 0.65% 0.65% 0.66%
Net expenses after
waivers/payments
by Price Associates 0.67%
(4)
0.67% 0.65% 0.65% 0.65% 0.66%
Net investment
income (loss) 0.08%
(4)
0.05% (0.10)% 0.06% 0.11% 0.18%
Portfolio turnover rate 26.0% 28.8% 33.8% 41.7% 38.8% 43.0%
Net assets, end of
period (in thousands) $5,863,139 $5,937,842 $2,295,409 $1,679,405 $1,154,768 $835,422
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Health Sciences Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.8%
BIOTECHNOLOGY 25.0%
Major Biotechnology 4.8%
Biogen (1) 223,253 63,594
Celldex Therapeutics  (1) 343,157 11,643
Exact Sciences  (1) 1,524,943 143,192
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $—  (1)(2)(3) 3,726,272 1,975
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $—  (1)(2)(3) 1,863,136 987
Neurocrine Biosciences  (1) 318,106 29,997
Royalty Pharma, Class A  1,486,584 45,698
Vertex Pharmaceuticals  (1) 1,286,667 452,791
749,877
Other Biotechnology 20.2%
Aadi Bioscience  (1) 135,636 928
ACADIA Pharmaceuticals  (1) 2,007,995 48,091
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $8,068  (1)(2)(3) 8,067,982 7,665
Adaptive Biotechnologies  (1) 363,947 2,442
ADC Therapeutics  (1) 861,026 1,851
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12  (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454  (1)(2)(3) 7,349,672 4,410
Affinivax Next Gen. Prod Milestone Event, Acquisition Date:
9/12/22, Cost $3,454  (1)(2)(3) 7,349,672 1,617
Agios Pharmaceuticals  (1) 256,224 7,256
Alector  (1) 112,091 674
Allakos  (1) 817,787 3,566
Allogene Therapeutics  (1) 1,959,954 9,741
Alnylam Pharmaceuticals  (1) 1,358,613 258,055
Apellis Pharmaceuticals  (1) 2,872,417 261,677
Arvinas  (1) 497,740 12,354
Ascendis Pharma, ADR  (1) 734,613 65,564
Avidity Biosciences  (1) 1,495,805 16,588
BeiGene, ADR  (1) 582,179 103,802
Bicycle Therapeutics, ADR  (1) 218,728 5,582
BioMarin Pharmaceutical  (1) 873,671 75,730
Blueprint Medicines  (1) 1,718,087 108,583
C4 Therapeutics  (1) 381,492 1,049
Centessa Pharmaceuticals, ADR  (1) 883,806 5,471
Cerevel Therapeutics Holdings  (1) 1,929,050 61,324
CRISPR Therapeutics  (1) 307,776 17,278

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Cytokinetics  (1) 393,508 12,836
Day One Biopharmaceuticals  (1) 289,620 3,458
Denali Therapeutics  (1) 976,379 28,813
Entrada Therapeutics  (1) 576,400 8,727
EQRx, Warrants, 12/20/26  (1) 202,056 32
Evotec (EUR)  (1) 334,781 7,541
Exelixis  (1) 2,059,721 39,361
Fate Therapeutics  (1) 654,023 3,113
Generation Bio  (1) 1,388,831 7,639
Genmab (DKK)  (1) 205,729 77,963
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $—  (1)(3) 212,706 103
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $—  (1)(3) 212,706 91
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $—  (1)(3) 212,706 81
Gossamer Bio  (1) 1,039,680 1,248
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $5,684  (1)(2)(3) 5,683,928 2,785
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $3,788  (1)(2)(3) 3,788,007 1,023
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $3,788  (1)(2)(3) 3,788,007 985
IGM Biosciences  (1) 460,817 4,253
Immuneering, Class A  (1) 1,279,828 12,977
Immunocore Holdings, ADR  (1) 1,659,406 99,498
Immunome PIPE, Acquisition Date: 6/29/23, Cost $4,781  (1)(3)(4) 831,551 5,920
Incyte  (1) 648,387 40,362
Insmed  (1) 2,290,058 48,320
Intellia Therapeutics  (1) 293,422 11,966
Ionis Pharmaceuticals  (1) 1,068,458 43,839
Iovance Biotherapeutics  (1) 1,840,960 12,960
Karuna Therapeutics  (1) 740,404 160,557
Kymera Therapeutics  (1) 937,491 21,553
Leap Therapeutics  (1) 336,997 1,055
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $551  (1)(3) 43,400 122
Legend Biotech, ADR  (1) 1,546,863 106,780
LianBio, ADR  (1) 2,145,402 4,891
Longboard Pharmaceuticals  (1) 629,404 4,620
Lyell Immunopharma  (1) 4,958,366 15,768
Mirati Therapeutics  (1) 806,085 29,124
Moderna  (1) 375,990 45,683
Monte Rosa Therapeutics  (1) 990,605 6,786
MoonLake Immunotherapeutics  (1) 864,623 44,096
Morphic Holding  (1) 607,845 34,848
Novocure  (1) 1,359,137 56,404

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Prelude Therapeutics  (1) 811,342 3,651
Prothena  (1) 808,696 55,218
PTC Therapeutics  (1) 733,637 29,837
RAPT Therapeutics  (1) 629,454 11,771
Reata Pharmaceuticals, Class A  (1) 72,200 7,361
Regeneron Pharmaceuticals  (1) 740,147 531,825
Relay Therapeutics  (1) 2,661,402 33,427
Relmada Therapeutics  (1) 113,815 280
Repligen  (1) 275,317 38,946
Replimune Group  (1) 1,540,691 35,775
REVOLUTION Medicines  (1) 1,508,354 40,348
Rocket Pharmaceuticals  (1) 639,502 12,707
Sage Therapeutics  (1) 68,716 3,231
Sana Biotechnology  (1) 1,947,425 11,607
Sarepta Therapeutics  (1) 495,762 56,775
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (1)(3) 151,540 590
Scholar Rock Holding  (1) 1,794,809 13,533
SpringWorks Therapeutics  (1) 720,185 18,883
Stoke Therapeutics  (1) 219,699 2,335
Tenaya Therapeutics  (1) 1,122,354 6,588
Theseus Pharmaceuticals  (1) 938,442 8,756
Ultragenyx Pharmaceutical  (1) 1,324,725 61,110
Vividion Therapeutics, Milestone Payment 3, Acquisition Date:
8/25/21, Cost $—  (1)(2)(3) 1,746,361 1,360
Voyager Therapeutics  (1) 721,235 8,258
Xencor  (1) 760,971 19,001
Zai Lab, ADR  (1) 1,170,345 32,454
Zentalis Pharmaceuticals  (1) 852,591 24,052
3,159,170
Total Biotechnology 3,909,047
LIFE SCIENCES 10.3%
Life Sciences 10.3%
Agilent Technologies  1,822,832 219,196
Bio-Techne  600,706 49,036
Bruker  1,187,890 87,809
Charles River Laboratories International  (1) 312,630 65,730
Danaher  1,244,231 298,615
Ginkgo Bioworks Holdings, Class A  (1) 2,000,505 3,721
Illumina  (1) 160,589 30,109
Mettler-Toledo International  (1) 38,224 50,136
Olink Holding, ADR  (1) 1,981,171 37,147
Pacific Biosciences of California  (1) 2,991,252 39,784
QuidelOrtho  (1) 189,851 15,731
Seer  (1) 816,372 3,486

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Senti Biosciences  (1) 1,240,030 773
SomaLogic, Warrants, 8/31/26  (1) 91,532 23
SomaLogic, Earn Out Shares $20, Acquisition Date: 9/2/21,
Cost $—  (1)(2)(3) 3,873,442 —
Thermo Fisher Scientific  1,361,622 710,426
Twist Bioscience  (1) 431,965 8,838
Total Life Sciences 1,620,560
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Orchestra BioMed Holdings  (1) 494,726 3,463
Total Miscellaneous 3,463
PHARMACEUTICALS 16.0%
Major Pharmaceuticals 16.0%
AbbVie  710,795 95,766
AstraZeneca, ADR  7,017,118 502,215
Daiichi Sankyo (JPY)  2,425,700 77,075
Eli Lilly  2,045,251 959,182
Merck  5,474,048 631,650
Pfizer  3,698,907 135,676
Roche Holding (CHF)  354,778 108,374
Total Pharmaceuticals 2,509,938
PRODUCTS & DEVICES 19.4%
Capital Equipment 0.4%
PROCEPT BioRobotics  (1) 801,682 28,340
STERIS  149,530 33,641
61,981
Implants 10.0%
Becton Dickinson & Company  879,973 232,322
Boston Scientific  (1) 1,352,574 73,161
Intuitive Surgical  (1) 1,785,117 610,403
iRhythm Technologies  (1) 261,537 27,283
Stryker  1,447,073 441,487
Teleflex  271,726 65,766
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998  (1)(2)(3) 113,564 17,108
Zimmer Biomet Holdings  698,026 101,633
1,569,163
Other Products & Devices 9.0%
10X Genomics, Class A  (1) 1,264,562 70,613
Argenx, ADR  (1) 741,980 289,172
Avantor  (1) 3,144,405 64,586
Catalent  (1) 1,017,567 44,122
Cooper  119,389 45,777

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Dexcom  (1) 974,862 125,280
Hologic  (1) 1,499,665 121,428
Inari Medical  (1) 671,375 39,034
Insulet  (1) 413,986 119,369
Lantheus Holdings  (1) 482,151 40,462
Nevro  (1) 289,782 7,366
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622  (1)(2)
(3) 8,397,988 4,031
Penumbra (1) 799,318 275,014
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $—  (1)(2)(3) 103,592 298
Shockwave Medical  (1) 520,729 148,621
Warby Parker, Class A  (1) 751,609 8,786
1,403,959
Total Products & Devices 3,035,103
SERVICES 19.3%
Distribution 0.1%
Option Care Health  (1) 540,095 17,548
17,548
Information 0.9%
Doximity, Class A  (1) 1,190,748 40,509
GeneDx Holdings  (1) 30,614 182
GeneDx Holdings, Warrants, 7/22/26  (1) 216,369 2
Sophia Genetics  (1) 683,363 3,062
Veeva Systems, Class A  (1) 492,921 97,465
141,220
Other Services 1.3%
Guardant Health  (1) 1,522,099 54,491
West Pharmaceutical Services  377,210 144,272
Wuxi Biologics Cayman (HKD)  (1) 2,457,000 11,808
210,571
Payors 15.2%
Alignment Healthcare  (1) 926,908 5,330
Centene  (1) 1,931,525 130,281
Cigna Group  657,790 184,576
Elevance Health  1,032,812 458,868
Humana  600,150 268,345
Molina Healthcare  (1) 733,286 220,895
UnitedHealth Group  2,318,956 1,114,583
2,382,878
Providers 1.8%
agilon health  (1) 2,989,528 51,838
HCA Healthcare  560,133 169,989

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Surgery Partners  (1) 1,200,929 54,030
275,857
Total Services 3,028,074
Total Miscellaneous Common Stocks  4.8%  (5) 750,553
Total Common Stocks (Cost $7,572,792) 14,856,738
CONVERTIBLE PREFERRED STOCKS 4.3%
BIOTECHNOLOGY 1.5%
Other Biotechnology 1.5%
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828  (1)
(2)(3) 532,759 8,828
Cargo Therapeutics, Series A-1, Acquisition Date: 2/22/23,
Cost $3,933  (1)(2)(3) 3,932,873 3,933
Chroma Medicine, Series A, Acquisition Date: 10/12/21,
Cost $11,040  (1)(2)(3) 5,207,526 13,540
Chroma Medicine, Series B, Acquisition Date: 2/8/23,
Cost $4,412  (1)(2)(3) 1,697,072 4,412
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21-4/7/22,
Cost $7,107  (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980  (1)(2)(3) 1,853,138 8,980
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,021  (1)(2)(3) 1,018,820 21,904
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,262  (1)(2)(3) 198,249 4,262
EndeavorBio, Series B, Acquisition Date: 1/21/22, Cost $8,808  (1)
(2)(3) 1,867,734 8,808
FOG Pharma, Acquisition Date: 11/17/22, Cost $6,621  (1)(2)(3) 615,203 6,621
FOG Pharma, Series C, Acquisition Date: 1/11/21-8/2/21,
Cost $6,251  (1)(2)(3) 431,391 4,643
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $22,096  (1)
(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23, Cost $4,412  (1)
(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236  (1)(2)(3) 829,412 4,236
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505  (1)(2)(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762  (1)(2)(3) 588,382 10,762
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757  (1)(2)
(3) 1,169,887 6,552
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048  (1)(2)(3) 1,115,915 7,048
Ring Therapeutics, Acquisition Date: 10/7/22, Cost $4,414  (1)(2)
(3) 479,818 4,414

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004  (1)(2)(3) 978,705 9,004
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024  (1)(2)(3) 104,129 11,024
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219  (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284  (1)(2)(3) 541,277 5,284
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915  (1)(2)(3) 387,032 7,915
Treeline Biosciences, Series A, Acquisition Date: 4/9/21-9/26/22,
Cost $18,552  (1)(2)(3) 2,370,150 18,552
Total Biotechnology 236,216
CONSUMER NONDURABLES 0.3%
Biotechnology 0.1%
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050  (1)(2)(3) 1,027,785 11,050
11,050
Healthcare Services 0.2%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364  (1)(2)
(3) 853,213 2,501
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658  (1)(2)(3) 906,656 2,658
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180  (1)(2)(3) 296,922 12,144
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358  (1)(2)(3) 438,696 17,942
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,414  (1)
(2)(3) 44,149 1,806
37,051
Total Consumer Nondurables 48,101
LIFE SCIENCES 1.1%
Life Sciences 1.1%
Cellanome, Series A, Acquisition Date: 12/30/21, Cost $11,023  (1)
(2)(3)(6) 1,993,387 13,874
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202  (1)(2)(3) 3,137,582 1,443
Chromacode, Series D-2, Acquisition Date: 2/28/22,
Cost $2,202  (1)(2)(3) 3,137,581 2,202
Clear Labs, Series C, Acquisition Date: 5/13/21, Cost $13,294  (1)
(2)(3) 3,830,773 7,738
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR)  (1)(2)(3) 25,201 20,624
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704  (1)(2)(3) 861,217 17,704

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829  (1)(2)
(3) 1,452,941 4,228
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875  (1)(2)(3) 4,954 6,684
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458  (1)(2)(3) 1,204,832 73,169
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957  (1)(2)(3) 426,855 25,923
Total Life Sciences 173,589
PRODUCTS & DEVICES 0.3%
Capital Equipment 0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243  (1)(2)(3) 2,507,885 5,945
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142  (1)(2)(3) 1,123,437 2,663
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403  (1)(2)(3) 1,857,286 4,403
13,011
Implants 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,574  (1)
(2)(3)(6) 8,849,057 8,989
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516  (1)
(2)(3)(6) 12,320,393 12,516
21,505
Other Products & Devices 0.1%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,809  (1)(2)(3) 690,617 6,133
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $4,353  (1)(2)(3) 539,186 4,353
10,486
Total Products & Devices 45,002
SERVICES 1.1%
Information 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904  (1)(2)(3) 586,029 6,904
6,904
Other Services 1.1%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374  (1)(2)(3) 3,758,668 20,109
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471  (1)(2)(3) 2,280,334 12,200
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103  (1)(2)(3) 1,558,570 18,189

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139  (1)(2)(3) 928,231 10,832
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971  (1)(2)(3) 526,504 6,144
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356  (1)(2)(3)(6) 593,540 1,816
PrognomIQ, Series A-5, Acquisition Date: 5/12/20, Cost $1,174  (1)
(2)(3)(6) 513,797 1,572
PrognomIQ, Series B, Acquisition Date: 9/11/20, Cost $8,533  (1)
(2)(3)(6) 3,734,140 11,427
PrognomIQ, Series C, Acquisition Date: 2/16/22, Cost $3,498  (1)
(2)(3)(6) 1,143,244 3,498
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876  (1)
(2)(3) 946,886 37,288
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607  (1)(2)(3) 633,505 26,240
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279  (1)
(2)(3) 172,826 7,380
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,285  (1)
(2)(3) 111,715 4,938
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,720  (1)(2)(3) 117,271 4,229
165,862
Providers 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,540  (1)(2)(3) 3,130,941 3,413
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626  (1)(2)(3) 2,095,807 2,284
5,697
Total Services 178,463
Total Convertible Preferred Stocks (Cost $574,926) 681,371
PREFERRED STOCKS 0.4%
LIFE SCIENCES 0.4%
Life Sciences 0.4%
Sartorius (EUR)  183,731 63,655
Total Life Sciences 63,655
Total Preferred Stocks (Cost $26,380) 63,655

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.13%  (6)(7) 71,875,596 71,876
Total Short-Term Investments (Cost $71,876) 71,876
Total Investments in Securities
100.0% of Net Assets
(Cost $8,245,974) $ 15,673,640
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$732,534 and represents 4.7% of net assets.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at June 30, 2023, was $4,781 and was valued at $5,920 (0.0% of net assets).
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cellanome, Series A  $ — $ — $ —
Chroma Medicine, Series A  — 2,500 —
Chroma Medicine, Series B  — — —
Chromacode, Series D-1  — (597) —
Chromacode, Series D-2  — 509 —
Clear Labs, Series C  — (5,556) —
Cleerly, Series C  — — —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
PrognomIQ, Series A-4  — — —
PrognomIQ, Series A-5  — — —
PrognomIQ, Series B  — — —
PrognomIQ, Series C  — — —
T. Rowe Price Government Reserve Fund, 5.13% — — 512
Totals $ —# $ (3,144) $ 512+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
Cellanome, Series A  $ 13,874 $ — $ — $ 13,874
Chroma Medicine, Series A  11,040 — — *
Chroma Medicine, Series B  — 4,412 — *
Chromacode, Series D-1  * — — *
Chromacode, Series D-2  * — — *
Clear Labs, Series C  * — — *
Cleerly, Series C  * — — *
Kardium, Series D-5  8,989 — — 8,989
Kardium, Series D-6  12,516 — — 12,516
PrognomIQ, Series A-4  1,816 — — 1,816
PrognomIQ, Series A-5  1,572 — — 1,572
PrognomIQ, Series B  11,427 — — 11,427
PrognomIQ, Series C  3,498 — — 3,498
T. Rowe Price Government
Reserve Fund, 5.13% 158,976   ¤   ¤ 71,876
Total $ 125,568^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $512 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $118,550.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $8,245,974) $ 15,673,640
Receivable for investment securities sold 52,972
Receivable for shares sold 8,213
Dividends receivable 7,176
Foreign currency (cost $354) 355
Other assets 5,691
Total assets 15,748,047
Liabilities
Payable for investment securities purchased 54,058
Payable for shares redeemed 11,985
Investment management fees payable 8,198
Due to affiliates 612
Payable to directors 14
Other liabilities 1,717
Total liabilities 76,584
NET ASSETS $ 15,671,463
Net Assets Consist of:
Total distributable earnings (loss) $ 7,845,301
Paid-in capital applicable to 172,547,075 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,826,162
NET ASSETS $ 15,671,463
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,808,324; Shares outstanding: 108,059,775) $ 90.77
I Class
(Net assets: $5,863,139; Shares outstanding: 64,487,300) $ 90.92

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $716) $ 58,621
Other 14
Total income 58,635
Expenses
Investment management 49,862
Shareholder servicing
Investor Class $ 7,188
I Class 664 7,852
Prospectus and shareholder reports
Investor Class 269
I Class 33 302
Custody and accounting 226
Proxy and annual meeting 206
Directors 28
Legal and audit 25
Miscellaneous 328
Total expenses 58,829
Net investment loss (194)

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 612,636
Foreign currency transactions (565)
Net realized gain 612,071
Change in net unrealized gain / loss
Securities (446,952)
Other assets and liabilities denominated in foreign currencies 149
Change in net unrealized gain / loss (446,803)
Net realized and unrealized gain / loss 165,268
INCREASE IN NET ASSETS FROM OPERATIONS
$ 165,074

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (194) $ (8,282)
Net realized gain (loss) 612,071 (14,597)
Change in net unrealized gain / loss (446,803) (2,384,261)
Increase (decrease) in net assets from operations 165,074 (2,407,140)
Distributions to shareholders
Net earnings
Investor Class – (179,171)
I Class – (103,404)
Decrease in net assets from distributions – (282,575)
Capital share transactions
*
Shares sold
Investor Class 387,032 1,236,166
I Class 216,987 4,332,246
Distributions reinvested
Investor Class – 172,182
I Class – 97,063
Shares redeemed
Investor Class (915,030) (5,916,581)
I Class (355,591) (567,212)
Decrease in net assets from capital share
transactions (666,602) (646,136)

T. ROWE PRICE Health Sciences Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Decrease during period (501,528) (3,335,851)
Beginning of period 16,172,991 19,508,842
End of period $ 15,671,463 $ 16,172,991
*Share information (000s)
Shares sold
Investor Class 4,347 13,681
I Class 2,423 49,285
Distributions reinvested
Investor Class – 1,895
I Class – 1,067
Shares redeemed
Investor Class (10,240) (67,007)
I Class (3,980) (6,369)
Decrease in shares outstanding (7,450) (7,448)

T. ROWE PRICE Health Sciences Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation. The fund has two classes of shares: the Health Sciences Fund (Investor Class) and the Health Sciences Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Health Sciences Fund

Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Health Sciences Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Health Sciences Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE Health Sciences Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2023, totaled $(68,988,000) for the six months ended June 30, 2023.
o
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,463,645 $ 348,837 $ 44,256 $ 14,856,738
Convertible Preferred Stocks — — 681,371 681,371
Preferred Stocks — 63,655 — 63,655
Short-Term Investments 71,876 — — 71,876
Total $ 14,535,521 $ 412,492 $ 725,627 $ 15,673,640
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
6/30/23
Investment in
Securities
Common Stocks $ 60,839 $ 14,713 $ — $ (31,310) $ 14 $ 44,256
Convertible Preferred
Stocks 714,986 (70,010) 36,395 — — 681,371
Total $ 775,825 $ (55,297) $ 36,395 $ (31,310) $ 14 $ 725,627

T. ROWE PRICE Health Sciences Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 44,256 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
50% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.9x 1.9x Increase
Enterprise
value to gross
profit multiple
4.7x 4.7x Increase
Discount rate
for cost of
capital
6% 6% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
5% - 25% 11% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 53% 53% Increase
Convertible
Preferred
Stocks
$ 681,371 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
conversion
ratio rights
8% 8% Increase
Premium for
cumulative
preferred
dividend rights
9% - 23% 13% Increase
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 5.0x
3.8x Increase
Sales growth
rate
(58%)
- 49%
5% Increase
Enterprise
value to gross
profit multiple
3.7x
– 9.9x
7.3x Increase
Gross profit
growth rate
35% 35% Increase
Projected
enterprise
value to sales
multiple
6.5x
– 7.9x
7.2x Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15% 15% Decrease
Discount for
uncertainty
80% 80% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO).
The fund may enter into a contingent commitment with a SPAC to purchase private
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 73% 73% Increase

T. ROWE PRICE Health Sciences Fund

investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased.
Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold;
however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $4,082,827,000 and $4,684,767,000, respectively, for the six months ended
June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $8,519,851,000. Net unrealized gain aggregated $7,153,990,000 at period-end, of which $7,893,216,000 related to appreciated investments and $739,226,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to

T. ROWE PRICE Health Sciences Fund

income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through April 30, 2024, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the six months ended June 30, 2023.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Health Sciences Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for
Price Associates; $2,871,000 for T. Rowe Price Services, Inc.; and $240,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $40,000 for shareholder servicing costs related to the college savings plans, of which $35,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2023, no shares of the Investor Class were held by college savings plans and approximately 1% of the outstanding shares of the I Class were held by college savings plans.
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 04/30/24
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Health Sciences Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
138,637 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $355,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Health Sciences Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Health Sciences Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 102,692,705 2,211,266
Mark J. Parrell 102,794,019 2,105,247
Kellye L. Walker 102,178,484 2,748,720
Eric L. Veiel 102,925,733 2,013,746

T. ROWE PRICE Health Sciences Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Health Sciences Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Health Sciences Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense Group); the fund’s actual management fee rate ranked in the third quintile (Expense Group and
Expense Universe); and the fund’s total expenses ranked in the second quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Health Sciences Fund

account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F114-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023